Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' equity and share-based payments
Summary of share cancellation

			Percentage
			of the share
	Board of Directors’	Number of shares bought back and cancelled	capital
Fiscal year	decision date	for the purpose of the shareholder policy	cancelled(a)
2025	September 24, 2025 (b)	74,620,711 shares bought back between November 20, 2024 and June 26, 2025	3.27%
2025	February 4, 2025 (c)	127,622,460 shares bought back between October 27, 2023 and November 19, 2024	5.32%
2024	February 6, 2024(d)	25,405,361 shares bought back between August 25 and October 26, 2023	1.05%
2023	September 21, 2023(e)	86,012,344 shares bought back between January 2 and August 24, 2023	3.44%
2023	February 7, 2023	128,869,261 shares bought back between February 11 and December 15, 2022	4.92%
(a)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(b)	With effect as at September 26, 2025.
(c)	With effect as at February 10, 2025.
(d)	With effect as at February 12, 2024.
(e)	With effect as at September 25, 2023.

Schedule of variation of the number of shares composing the shares capital

AS OF DECEMBER 31, 2022 (a)		2,619,131,285
	Capital reduction by cancellation of treasury shares	(214,881,605)
	2023 Capital increase reserved for employees	8,002,155
AS OF DECEMBER 31, 2023 (b)		2,412,251,835
	Capital reduction by cancellation of treasury shares	(25,405,361)
	2024 Capital increase reserved for employees	10,833,187
AS OF DECEMBER 31, 2024 (c)		2,397,679,661
	Capital reduction by cancellation of treasury shares	(202,243,171)
	2025 Capital increase reserved for employees	11,149,053
AS OF DECEMBER 31, 2025 (d)		2,206,585,543
(a)	Including 137,187,667 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 60,543,213 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 149,529,818 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 63,702,529 treasury shares deducted from consolidated shareholders’ equity.

Schedule of ESOP completed by the company

Fiscal year	2025	2024	2023
Date of the ESOP	June 10, 2025	June 6, 2024	June 7, 2023
By virtue of	22nd resolution of the ESM of May 24, 2024	16th resolution of the ESM of May 26, 2023	22nd resolution of the ESM of May 25, 2022
Subscriptions
Number of shares subscribed	10,572,824	10,251,337	7,760,062
Subscription price	42.50 euros	46.90 euros	45.60 euros
Free shares
Number of shares granted	576,229	581,850	242,093

Schedule of treasury shares held by TotalEnergies SE

As of December 31,	2025	2024	2023
Number of treasury shares held by TotalEnergies SE	63,702,529	149,529,818	60,543,213
Percentage of share capital	2.89%	6.24%	2.51%

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2025	2024	2023
Number of shares as of January 1,	2,397,679,661	2,412,251,835	2,619,131,285
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(149,529,818)	(60,543,213)	(137,187,667)
Evolution of the number of shares during the financial year pro-rated
Final grant of TotalEnergies performance shares	5,179,418	4,041,839	5,378,956
Capital increase reserved for employees (a)	6,504,238	6,322,466	4,671,946
Capital increase as payment of the scrip dividend	–	–	–
Buyback of TotalEnergies treasury shares including:	(68,432,849)	(64,051,218)	(74,633,216)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(65,408,275)	(56,849,392)	(72,985,133)
Shares repurchased during the fiscal year to cover for the performance share plans	(3,024,574)	(7,201,826)	(1,648,083)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,191,400,651	2,298,021,710	2,417,361,304
Dilutive effect
Grant of TotalEnergies performance shares	21,029,751	14,553,688	14,354,523
Capital increase reserved for employees(a)	1,920,015	1,985,324	2,051,751
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,	2,214,350,417	2,314,560,722	2,433,767,578

(a)    Including the shares granted in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

Schedule of dividends

2025 Dividend	First interim	Second interim	Third interim	Final
EUR amount (Euronext share)	€0.85	€0.85	€0.85	€0.85
USD amount (NYSE share)	–	$0.987785	Set on April 16, 2026	Set on July 15, 2026
Set date	April 29, 2025	July 23, 2025	October 29, 2025	February 10, 2026
Ex-dividend date Euronext and NYSE (starting 2nd interim)	October 1, 2025	December 31, 2025	March 31, 2026	June 30, 2026
Payment date Euronext	October 3, 2025	January 5, 2026	April 2, 2026	July 2, 2026
Payment date NYSE	–	January 23, 2026	April 23, 2026	July 22, 2026

Summary of the perpetual deeply subordinated notes

Perpetual deeply subordinated notes issues by TotalEnergies SE				Outstanding amount in M€ as of:
Date	Amount issued (M€)	Coupon (%)	First call date	December 31, 2025	December 31, 2024	December 31, 2023
November 19, 2024	1,250	4.120%	February 19, 2030	1,250	1,250	–
	1,250	4.500%	November 19, 2034	1,250	1,250	–
January 17, 2022	750	3.250%	January 17, 2037	750	750	750
	1,000	2.000%	April 17, 2027	1,000	1,000	1,000
January 25, 2021	1,500	2.125%	January 25, 2033	1,500	1,500	1,500
	1,500	1.625%	January 25, 2028	1,500	1,500	1,500
September 4, 2020	1,000	2.000%	September 4, 2030	1,000	1,000	1,000
April 4, 2019	1,500	1.750%	April 4, 2024	–	–	1,500
October 6, 2016	1,500	3.369%	October 6, 2026	1,500	1,500	1,500
	1,000	2.708%	May 5, 2023	–	–	–
February 26, 2015	2,500	2.625%	February 26, 2025	–	1,082	2,500
TOTAL				9,750	10,832	11,250

Schedule of other comprehensive income

For the year ended December 31,
(M$)	2025	2024	2023
Actuarial gains and losses	42	20	(114)
Change in fair value of investments in equity instruments	(193)	144	(11)
Tax effect	51	46	(11)
Currency translation adjustment generated by the parent company	8,737	(4,163)	2,573
Sub-total items not potentially reclassifiable to profit & loss	8,637	(3,953)	2,437
Currency translation adjustment	(7,072)	2,759	(3,277)
– Unrealized gain/(loss) of the period	(7,084)	2,879	(2,524)
– Less gain/(loss) included in net income	(12)	120	753
Cash flow hedge	(1,060)	3,119	2,898
– Unrealized gain/(loss) of the period	(1,709)	188	3,155
– Less gain/(loss) included in net income	(649)	(2,931)	257
Variation of foreign currency basis spread	22	(32)	(11)
– Unrealized gain/(loss) of the period	8	(50)	(37)
– Less gain/(loss) included in net income	(14)	(18)	(26)
Share of other comprehensive income of equity affiliates, net amount	(484)	(246)	(208)
– Unrealized gain/(loss) of the period	(460)	(294)	(194)
– Less gain/(loss) included in net income	24	(48)	14
Other	8	1	(2)
Tax effect	255	(814)	(730)
Sub-total items potentially reclassifiable to profit & loss	(8,331)	4,787	(1,330)
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	306	834	1,107

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2025			Pound	Other
(M$)	Total	Euro	sterling	currencies
Parent company	8,737	8,737	–	–
Affiliates	(7,072)	(7,540)	240	228
Equity affiliates	(363)	(476)	(12)	125
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,302	721	228	353

As of December 31, 2024			Pound	Other
(M$)	Total	Euro	sterling	currencies
Parent company	(4,163)	(4,163)	–	–
Affiliates	2,759	3,238	(86)	(383)
Equity affiliates	(205)	211	(1)	(415)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(1,609)	(714)	(87)	(798)

As of December 31, 2023			Pound	Other
(M$)	Total	Euro	sterling	currencies
Parent company	2,573	2,573	–	–
Affiliates	(3,277)	(3,174)	186	(289)
Equity affiliates	(179)	(107)	(9)	(63)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(883)	(708)	177	(352)

Tax effects relating to each component of other comprehensive income are as follows:

	2025			2024			2023
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	42	29	71	20	76	96	(114)	(10)	(124)
Change in fair value of investments in equity instruments	(193)	22	(171)	144	(30)	114	(11)	(1)	(12)
Currency translation adjustment generated by the parent company	8,737	–	8,737	(4,163)	–	(4,163)	2,573	–	2,573
Sub-total items not potentially reclassifiable to profit & loss	8,586	51	8,637	(3,999)	46	(3,953)	2,448	(11)	2,437
Currency translation adjustment	(7,072)	–	(7,072)	2,759	–	2,759	(3,277)	–	(3,277)
Cash flow hedge	(1,060)	261	(799)	3,119	(822)	2,297	2,898	(733)	2,165
Variation of foreign currency basis spread	22	(6)	16	(32)	8	(24)	(11)	3	(8)
Share of other comprehensive income of equity affiliates, net amount	(484)	–	(484)	(246)	–	(246)	(208)	–	(208)
Other	8	–	8	1	–	1	(2)	–	(2)
Sub-total items potentially reclassifiable to profit & loss	(8,586)	255	(8,331)	5,601	(814)	4,787	(600)	(730)	(1,330)
TOTAL OTHER COMPREHENSIVE INCOME	–	306	306	1,602	(768)	834	1,848	(741)	1,107

Schedule of share-based payment expense

As of December 31,
(M$)	2025	2024	2023
TotalEnergies performance shares plans	377	287	217
TotalEnergies world shares plans	93	54	–
Capital increase reserved for employees	115	215	74
TOTAL	585	556	291

TotalEnergies performance share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2020	2021	2022	2023 (a)	2024	2025		Total
Date of the Shareholders’ Meeting	6/1/2018	6/1/2018	5/28/2021	5/26/2023	5/24/2024	5/24/2024
Award date	3/18/2020	5/28/2021	3/16/2022	5/26/2023	5/24/2024	3/19/2025
Date of the final award (end of the vesting period)	3/20/2023	5/29/2024	3/17/2025	5/27/2026	5/24/2027	3/20/2028
Transfer authorized as from	3/21/2025	5/30/2026	3/17/2025	5/27/2026	5/24/2027	3/20/2028
Grant date IFRS 2 fair value	12.40	€27.40	€37.22	€46.24	€55.83	€48.23	€
Number of performance shares
Outstanding as of January 1, 2023	6,574,961	6,661,580	7,320,181	–	–	–		20,556,722
Notified	–	–	–	7,985,203	–	–		7,985,203
Cancelled	(128,577)	(98,291)	(86,348)	(42,040)	–	–		(355,256)
Finally granted	(6,446,384)	(5,250)	(5,568)	(190)	–	–		(6,457,392)
Outstanding as of January 1, 2024	–	6,558,039	7,228,265	7,942,973	–	–		21,729,277
Notified	–	–	–	–	7,775,722	–		7,775,722
Cancelled	–	(498,045)	(77,209)	(61,731)	(12,871)	–		(649,856)
Finally granted	–	(6,059,994)	(2,811)	(3,134)	–	–		(6,065,939)
Outstanding as of January 1, 2025	–	–	7,148,245	7,878,108	7,762,851	–		22,789,204
Notified	–	–	–	–	–	9,190,018		9,190,018
Cancelled	–	–	(937,957)	(127,154)	(83,775)	(70,975)		(1,219,861)
Finally granted	–	–	(6,210,288)	(2,580)	(2,831)	(243)		(6,215,942)
OUTSTANDING AS OF DECEMBER 31, 2025	–	–	–	7,748,374	7,676,245	9,118,800		24,543,419

(a)

includes 37,000 performance shares granted on December 13, 2023 to 4 executives recruited in 2023 in accordance with the decision of the Board of Directors on December 13, 2023 and the Shareholders’ Meeting on May 26, 2023. For these performance shares, the vesting period begins on December 13, 2023 and the final grant date is December 14, 2026, subject to the conditions set (end of the vesting period). The IFRS 2 fair value on the grant date was €51.56.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

For the year ended December 31,	2025
Date of the Board of Directors meeting that decided the issue	October 30, 2024
Reference price (€) (a)	53.02
Subscription price (€) (b)	42.50
Number of shares issued (in millions) (c)	11.10
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 29, 2025, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.

TotalEnergies worldwide share plan
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2024
Date of the Shareholders’ Meeting	5/26/2023
Award date	5/23/2024
Date of the final award (end of the vesting period)	5/24/2029
Transfer authorized as from	5/24/2029
Grant date IFRS 2 fair value	47.94	€
Number of performance shares
Outstanding as of January 1, 2024	–
Notified	10,666,900
Cancelled	(337,500)
Finally granted(a)	–
Outstanding as of January 1, 2025	10,329,400
Notified	–
Cancelled	(742,000)
Finally granted(a)	(4,400)
Outstanding as of December 31, 2025	9,583,000

(a)Final grant following the death of the beneficiary of the shares.